Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 4,754	$ 654	¥ 5,753	$ 810		¥ 1,846
Loans from third parties	12,034	1,658	17,819	2,510		13,104
Payable to Wuyi	5,200	716	5,200	732	[1]		[1]
Other payables	378	51	662	93
Interest payables	1,295	177	1,100	155		639
Customer deposit	331	46	334	47		301
Payables for purchase of property, plant and equipment			1,311	185		964
Accrued expenses	750	103	332	47		10,928
Deferred consideration in relation to investment	2,300	317	2,300	324	[2]	5,300	[2]
Others			420	59		653
Total accrued expenses and other liabilities	¥ 29,085	$ 4,003	¥ 35,231	$ 4,962		¥ 33,735

[1]	The payable to Wuyi is discussed in Note 16 - Laon payables.
[2]	In June 2021, AHYS and Youpin entered into an equity transfer agreement (“the Agreement”) with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. pursuant to which Ningbo Tuowei is entitled to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2023, the outstanding balance of this deferred consideration in relation to investment is RMB2,300 (US$324), refer to Note 21- Subsequent events.